Invesco Senior Income Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	VK-CE-SINC-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–133.98%(b)(c)
Aerospace & Defense–4.18%
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)(d)	6.19%	12/06/2025		$ 165	$ 166,975
Consolidated Aerospace Manufacturing, LLC, Term Loan (1 mo. USD LIBOR + 3.75%) (Acquired 08/19/2015-02/28/2018; Cost $1,628,916)(d)	6.19%	08/11/2022		1,160	1,152,583
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	6.15%	06/28/2024		1,713	1,710,691
IAP Worldwide Services
Revolver Loan (Acquired 03/16/2018; Cost $156,389)(d)(e)	1.48%	07/18/2019		1,794	1,794,337
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)	9.10%	07/18/2020		2,116	2,126,294
Maxar Technologies Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.19%	10/04/2024		4,851	4,280,628
NAC Aviation 8 Ltd., Term Loan (1 mo. USD LIBOR + 6.50%) (Acquired 03/24/2017; Cost $2,184,095)(d)	8.92%	12/31/2020		1,947	1,946,448
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)(d)	7.69%	04/29/2024		1,613	1,593,230
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	05/31/2025		1,138	1,135,364
Space Exploration Technologies Corp., Term Loan (1 mo. USD LIBOR + 4.25%)(d)	6.69%	11/21/2025		1,986	1,985,755
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.50%)	4.94%	05/30/2025		9,191	9,040,577
Term Loan F (1 mo. USD LIBOR + 2.50%)	4.94%	06/09/2023		3,219	3,168,785
Term Loan G (1 mo. USD LIBOR + 2.50%)	4.94%	08/22/2024		40	38,728
Vectra Co.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	03/08/2025		809	777,666
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	9.69%	03/08/2026		479	468,527
Wesco Aircraft Hardware Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.94%	02/28/2021		2,484	2,465,127
Xebec Global Holdings, LLC, Term Loan (3 mo. USD LIBOR + 5.50%) (Acquired 02/06/2018-07/26/2018; Cost $854,391)(d)	8.10%	02/12/2024		2,035	2,040,033
					35,891,748
Air Transport–2.37%
American Airlines, Inc.
Term Loan (1 mo. USD LIBOR + 1.75%)	4.18%	06/27/2025		23	22,787
Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	12/14/2023		691	681,864
Avolon TLB Borrower 1 (US) LLC, Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	4.19%	01/15/2025		2,922	2,918,236
Gol LuxCo S.A. (Luxembourg), Term Loan (6 mo. USD LIBOR + 6.50%)(d)	6.50%	08/31/2020		3,076	3,130,076
Mesa Airlines, Inc.
Term Loan N913FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $217,147)(d)	7.12%	12/01/2021		176	174,775
Term Loan N914FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $251,687)(d)	7.12%	12/01/2021		205	202,576
Term Loan N915FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $212,557)(d)	7.12%	12/01/2021		173	171,081
Term Loan N916FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $264,956)(d)	7.13%	03/01/2022		219	217,150
Term Loan N917FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $241,091)(d)	7.13%	03/01/2022		200	197,591
Term Loan N947LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $262,914)(d)	7.13%	09/01/2022		224	221,835
Term Loan N948LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $270,320)(d)	7.13%	09/01/2022		230	228,084
Term Loan N950LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $297,475)(d)	7.13%	09/01/2022		253	250,996
Term Loan N951LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $281,676)(d)	7.13%	09/01/2022		240	237,665
PrimeFlight Aviation Services, Inc.
Term Loan (d)(f)	—	05/09/2024		2,974	2,914,100
Term Loan (d)(f)	—	05/09/2024		8,921	8,742,299
					20,311,115
Automotive–5.81%
Allison Transmission, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	4.48%	03/29/2026		14	14,013
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.73%	04/06/2024		$ 2,092	$ 2,042,167
Belron Finance US LLC
Term Loan B (3 mo. USD LIBOR + 2.50%)	5.06%	11/07/2024		1,131	1,130,768
Term Loan B (3 mo. USD LIBOR + 2.50%)	5.04%	11/13/2025		460	460,443
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	6.77%	05/19/2023		864	847,878
Garrett Borrowing LLC (Switzerland)
Term Loan B (3 mo. EURIBOR + 2.75%)	2.75%	09/27/2025	EUR	183	203,792
Term Loan B (3 mo. USD LIBOR + 2.50%)	5.11%	09/27/2025		621	611,218
IAA Spinco Inc., Term Loan (f)	—	06/06/2026		1,250	1,256,721
Mavis Tire Express Services Corp.
Delayed Draw Term Loan (e)	0.00%	03/20/2025		210	206,539
Term Loan (1 mo. USD LIBOR + 3.25%)	5.68%	03/20/2025		1,657	1,631,039
Midas Intermediate Holdco II, LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	5.35%	08/18/2021		306	297,739
Muth Mirror Systems, LLC
Revolver Loan (d)(f)	—	04/23/2025		1,523	1,492,344
Term Loan (d)(f)	—	04/23/2025		18,464	18,094,675
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.96%	11/06/2024		1,240	1,241,043
Panther BF Aggregator 2 L.P.
Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	05/15/2026	EUR	1,218	1,362,234
Term Loan B (1 mo. USD LIBOR + 3.50%)	5.93%	05/15/2026		3,864	3,844,675
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(d)	6.44%	05/22/2024		1,324	1,274,110
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.19%	10/01/2025		4,826	4,627,420
ThermaSys Corp.
Term Loan (3 mo. USD LIBOR + 6.00%)(d)	8.60%	10/02/2023		151	137,174
Term Loan (3 mo. USD LIBOR + 6.00%)	8.60%	01/01/2024		824	741,993
TI Group Automotive Systems, L.L.C., Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	06/30/2025		1,350	1,337,730
Tower Automotive Holdings USA, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	5.25%	03/07/2024		1,802	1,777,343
Transtar Holding Co.
Delayed Draw Term Loan (Acquired 04/11/2017-07/06/2017; Cost $157,710) (Acquired 04/11/2017-07/06/2017; Cost $815,662)(d)(e)	0.00%	04/11/2022		160	160,277
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)(d)	6.69%	04/11/2022		1,824	1,805,613
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017-04/11/2018; Cost $568,858)(d)(g)	7.75%	04/11/2022		644	644,284
Wand NewCo 3, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.97%	02/05/2026		1,607	1,613,330
Winter Park Intermediate, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	7.19%	04/04/2025		1,033	1,026,495
					49,883,057
Beverage & Tobacco–0.61%
AI Aqua Merger Sub, Inc. (Australia)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	12/13/2023		768	744,223
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.69%	12/13/2023		2,977	2,894,734
Arctic Glacier U.S.A., Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	03/20/2024		674	672,472
Arterra Wines Canada, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	5.36%	12/15/2023		950	942,766
					5,254,195
Building & Development–2.98%
American Builders & Contractors Supply Co., Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	4.44%	10/31/2023		2,710	2,671,717
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.70%	01/02/2025		44	44,010
Capital Automotive L.P.
First Lien Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	4.94%	03/24/2024		3,240	3,211,051
Second Lien Term Loan B (1 mo. USD LIBOR + 6.00%)	8.44%	03/24/2025		1,362	1,369,275
DiversiTech Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 05/18/2017; Cost $254,991)(d)	10.10%	06/02/2025		65	64,157
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.60%	06/03/2024		995	968,733
Financiere Persea (Proxiserve), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR	268	301,685
Foncia Groupe SAS, Term Loan B-3	0.00%	09/07/2023	EUR	519	577,922
Forterra Finance, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	10/25/2023		1,312	1,221,364
HD Supply Waterworks, Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	5.63%	08/01/2024		604	603,332
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	11/15/2023		3,548	3,493,660
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Building & Development–(continued)
Quimper AB (Sweden)
First Lien Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	02/15/2026	EUR	1,176	$1,321,567
Second Lien Term Loan (6 mo. EURIBOR + 8.25%)	8.25%	02/13/2027	EUR	487	547,020
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	02/15/2026	EUR	57	63,989
Re/Max, LLC, Term Loan (1 mo. USD LIBOR + 2.75%) (Acquired 12/14/2016-02/23/2017; Cost $2,070,606)	5.19%	12/15/2023		$ 2,057	2,051,337
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	02/08/2025		4,184	4,002,810
SRS Distribution, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	05/23/2025		759	732,437
TAMKO Building Products, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)(d)	5.69%	05/31/2026		1,003	1,000,581
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	6.60%	07/24/2024		1,376	1,314,083
					25,560,730
Business Equipment & Services–14.66%
Allied Universal Holdco LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	07/28/2022		1,544	1,505,935
Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	07/28/2022		972	964,783
Alorica, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.19%	06/30/2022		1,346	1,317,657
Altran Technologies, Term Loan B (3 mo. USD LIBOR + 2.50%)	4.88%	03/20/2025		481	478,947
Asurion LLC
Second Lien Term Loan B-2 (1 mo. USD LIBOR + 6.50%)	8.94%	08/04/2025		10,978	11,178,842
Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	5.44%	08/04/2022		20	20,232
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	5.44%	11/03/2023		10,435	10,411,291
Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	5.44%	11/03/2024		502	500,243
Blackhawk Network Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	06/15/2025		1,592	1,577,032
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	06/15/2026		537	535,519
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.48%	05/22/2024		1,471	1,472,896
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.82%	06/21/2024		3,178	3,091,616
Brightview Landscapes, LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	5.00%	08/15/2025		1,551	1,550,702
Cast & Crew Payroll, LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.44%	02/09/2026		1,047	1,054,966
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	03/01/2024		4,424	4,362,898
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 3.44% Cash Rate (g)	9.50%	08/15/2023		484	237,365
Term Loan (1 mo. USD LIBOR + 7.50%)	9.94%	02/15/2023		392	329,999
CRCI Longhorn Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.95%	08/08/2025		390	384,212
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.70%	08/08/2026		106	103,678
Crossmark Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 7.50%)(d)	9.94%	06/30/2019		219	218,607
First Lien Term Loan (3 mo. USD LIBOR + 2.50%)(h)	0.00%	12/20/2019		1,909	668,041
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)(h)	0.00%	12/21/2020		731	8,226
Dakota Holding Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	02/13/2025		537	523,395
Dream Secured Bondco AB, Term Loan B1F (3 mo. EURIBOR + 3.50%)	3.50%	10/21/2022	EUR	416	465,707
Dun & Bradstreet Corp. (The), Term Loan (3 mo. USD LIBOR + 5.00%)	7.43%	02/06/2026		2,683	2,681,812
First Data Corp.
Term Loan (1 mo. USD LIBOR + 2.00%)	4.43%	07/08/2022		6,586	6,584,263
Term Loan (1 mo. USD LIBOR + 2.00%)	4.43%	04/26/2024		6,388	6,386,281
Term Loan A (1 mo. USD LIBOR + 1.50%)	3.93%	10/26/2023		128	127,968
Genesys Telecom Holdings, U.S., Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	5.69%	12/01/2023		103	102,586
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.44%	04/16/2025		1,408	1,398,891
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%) (Acquired 04/11/2018; Cost $495,171)	11.44%	04/16/2026		520	503,547
Global Payments, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	4.19%	04/21/2023		69	69,265
Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	4.19%	10/17/2025		965	965,072
GlobalLogic Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	08/01/2025		852	852,770
I-Logic Technologies Bidco Ltd.
Term Loan (3 mo. USD LIBOR + 3.25%)	5.90%	12/20/2024		221	216,162
Term Loan (3 mo. EURIBOR + 3.25%)	4.25%	12/21/2024	EUR	2,262	2,529,191
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
INDIGOCYAN Midco Ltd., Term Loan B (3 mo. GBP LIBOR + 4.75%)(d)	5.54%	06/23/2024	GBP	801	$ 1,011,910
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)(d)	7.10%	03/05/2026		$1,631	1,606,816
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(d)	11.12%	03/05/2027		1,105	1,101,866
ION Trading Technologies S.a.r.l., Term Loan (3 mo. USD LIBOR + 4.00%)	6.65%	11/21/2024		857	837,472
Iron Mountain, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	01/02/2026		1,547	1,499,271
KAR Auction Services, Inc., Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	5.12%	03/09/2023		1,638	1,638,177
Karman Buyer Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	07/23/2021		366	318,827
First Lien Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	5.69%	07/23/2021		4,046	3,500,594
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.19%	04/25/2025		2,882	2,888,562
Kronos, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	5.58%	11/01/2023		2,759	2,754,369
Learning Care Group (US) No. 2, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.82%	03/13/2025		20	20,209
LegalZoom.com, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.93%	11/21/2024		587	590,718
Monitronics International, Inc., Term Loan B-2 (3 mo. USD LIBOR + 7.50%)	10.10%	09/30/2022		5,005	4,787,821
On Assignment, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	04/02/2025		193	192,804
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.47%	03/18/2024		34	34,291
Prime Security Services Borrower, LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	5.19%	05/02/2022		2,649	2,627,314
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	01/29/2025		865	859,609
Red Ventures, LLC (New Imagitas, Inc.), Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.44%	11/08/2024		1,133	1,132,300
Refinitiv US Holdings, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	6.19%	10/01/2025		7,879	7,699,628
ServPro Borrower, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.94%	03/26/2026		253	252,607
SMS Systems Maintenance Services, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	7.44%	10/30/2023		2,098	1,528,995
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.85%	11/14/2022		8,508	8,367,673
Techem GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/31/2025	EUR	279	313,766
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	07/31/2025	EUR	59	66,488
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	05/01/2024		5	4,716
TNS, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.59%	02/14/2020		1,596	1,584,477
Travelport Finance (Luxembourg) S.a.r.l., Term Loan (3 mo. USD LIBOR + 5.00%)	7.54%	03/20/2026		1,980	1,897,999
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)	6.10%	05/21/2022		1,439	1,441,311
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	05/16/2022		2,393	2,350,734
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	05/16/2022		398	391,455
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	05/12/2023		119	115,904
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	05/14/2023		21	20,300
West Corp.
Term Loan B (3 mo. USD LIBOR + 4.00%)	6.52%	10/10/2024		2,876	2,690,533
Term Loan B-1 (3 mo. USD LIBOR + 3.50%)	6.02%	10/10/2024		1,335	1,242,005
WEX Inc., Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	4.69%	05/17/2026		3,148	3,133,281
					125,885,399
Cable & Satellite Television–7.65%
Altice Financing S.A. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	07/15/2025		819	785,934
Term Loan (1 mo. USD LIBOR + 2.75%)	5.18%	01/31/2026		929	892,139
Atlantic Broadband Finance, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	01/03/2025		3,890	3,864,065
Charter Communications Operating, LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	04/30/2025		116	115,895
CSC Holdings, LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	01/15/2026		2,564	2,522,282
Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	07/17/2025		9,156	8,992,368
Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	01/25/2026		2,681	2,656,314
Mediacom Illinois LLC, Term Loan N (1 wk. USD LIBOR + 1.75%)	4.14%	02/15/2024		912	907,541
Numericable-SFR S.A. (France)
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	6.12%	01/31/2026		6,145	5,930,202
Term Loan B-12 (3 mo. EURIBOR + 3.00%)	3.00%	02/02/2026	EUR	644	696,160
Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	6.44%	08/14/2026		5,255	5,127,683
Telenet Financing USD LLC, Term Loan AN (1 mo. USD LIBOR + 2.25%)	4.69%	08/15/2026		5,784	5,723,402
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
Unitymedia Finance LLC (Germany)
Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	09/30/2025		$547	$544,667
Term Loan D (1 mo. USD LIBOR + 2.25%)	4.69%	01/15/2026		3,209	3,195,539
UPC Financing Partnership, Term Loan AR (1 mo. USD LIBOR + 2.50%)	4.94%	01/15/2026		8,977	8,970,884
Virgin Media Bristol LLC, Term Loan K (1 mo. USD LIBOR + 2.50%)	4.94%	01/15/2026		9,161	9,099,065
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.50%)	4.94%	04/15/2025		5,743	5,614,468
					65,638,608
Chemicals & Plastics–5.03%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.60%	01/31/2024		1,413	1,397,538
Avantor, Inc.
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	11/21/2024	EUR	461	517,873
Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	6.19%	11/21/2024		63	63,309
Cabot Microelectronics Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	4.75%	11/14/2025		1,733	1,734,257
Charter NEX US, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.44%	05/16/2024		245	240,909
Incremental Term Loan (3 mo. USD LIBOR + 3.50%)	5.94%	05/16/2024		526	525,914
Colouroz Investment LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	5.58%	09/07/2021		879	821,510
Term Loan C (3 mo. USD LIBOR + 3.00%)	5.58%	09/07/2021		145	135,805
Cyanco Intermediate 2 Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	03/16/2025		242	242,010
Diamond (BC) B.V., Term Loan B (2 mo. USD LIBOR + 3.00%)	5.58%	09/06/2024		1,363	1,219,624
Encapsys, LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	11/07/2024		8	7,502
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)(d)	10.08%	11/07/2025		149	146,478
Ferro Corp.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	4.85%	02/14/2024		397	394,428
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	4.85%	02/14/2024		388	386,035
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	5.09%	08/07/2024		612	612,230
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	10/20/2024		1,641	1,617,326
Hexion International Holdings B.V., Term Loan (2 mo. USD LIBOR + 2.75%)	5.35%	10/01/2020		273	273,005
HII Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)(d)	5.69%	12/20/2019		1,581	1,580,886
Second Lien Term Loan (1 mo. USD LIBOR + 8.50%) (Acquired 07/13/2017-10/05/2017; Cost $1,181,083)(d)	10.94%	12/21/2020		1,157	1,159,416
Ineos US Finance LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	03/31/2024		168	166,148
Invictus US NewCo LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.52%	03/28/2025		723	704,429
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	9.27%	03/30/2026		522	517,977
KPEX Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	9.44%	01/31/2026		203	187,646
Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	01/31/2025		470	446,815
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	5.10%	10/01/2025		4,942	4,855,319
Momentive Performance Materials USA, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.59%	04/18/2024		1,512	1,509,144
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(d)	6.13%	11/14/2025		862	861,701
Oxea Corp., Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	6.12%	10/14/2024		1,632	1,633,768
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	233	259,996
Term Loan B (3 mo. USD LIBOR + 4.75%)(d)	7.27%	04/05/2026		653	644,818
PQ Corp., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	5.08%	02/05/2025		2,123	2,117,190
Proampac PG Borrower LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	6.01%	11/20/2023		838	809,266
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.72%	10/01/2025		10,364	10,310,660
Tata Chemicals North America, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.38%	08/07/2020		980	982,353
Trinseo Materials Finance, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	09/06/2024		225	222,771
Tronox Finance LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	09/22/2024		2,926	2,897,885
Univar, Inc., Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	4.94%	07/01/2024		402	402,063
Venator Finance S.a.r.l., Term Loan (3 mo. USD LIBOR + 3.00%)	5.52%	08/08/2024		599	596,392
					43,202,396
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Clothing & Textiles–1.78%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	09/27/2024		$5,361	$5,281,154
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	10.19%	09/29/2025		1,619	1,602,559
Ascena Retail Group, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	7.00%	08/21/2022		3,090	2,613,457
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.48%	05/01/2024		888	847,785
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(d)	6.80%	05/17/2026		760	760,085
Mascot Bidco Oy, Term Loan B (6 mo. EURIBOR + 4.50%)	4.50%	03/20/2026	EUR	1,343	1,510,821
Tumi, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	04/25/2025		945	929,724
Varsity Brands Holding Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	12/16/2024		1,769	1,744,055
					15,289,640
Conglomerates–0.54%
CTC AcquiCo GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 2.75%)	2.50%	03/07/2025	EUR	568	626,708
Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	5.27%	03/07/2025		747	734,862
Penn Engineering & Manufacturing Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.18%	06/27/2024		818	812,471
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.47%	02/03/2025		1,856	1,809,222
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	6.22%	02/03/2025		400	400,467
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.22%	02/02/2026		264	258,171
					4,641,901
Containers & Glass Products–4.28%
Berlin Packaging, LLC
Term Loan (1 mo. USD LIBOR + 3.00%)	5.48%	11/07/2025		1,546	1,506,371
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.61%	11/07/2025		995	973,031
Berry Global, Inc.
Term Loan S (1 mo. USD LIBOR + 2.00%)	4.20%	02/08/2020		310	309,377
Term Loan U (f)	—	05/17/2026		13,471	13,420,900
Term Loan U (f)	—	05/17/2026	EUR	286	320,426
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	04/03/2024		325	317,172
Consolidated Container Co. LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.19%	05/22/2024		969	962,275
Duran Group, Term Loan B-2 (3 mo. USD LIBOR + 4.00%)(d)	6.58%	03/21/2024		3,138	3,075,149
Flex Acquisition Co., Inc., Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	5.88%	06/29/2025		3,683	3,551,102
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.60%	10/19/2023		2,435	2,385,873
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	11.10%	10/21/2024		203	189,321
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	6.44%	11/21/2023		2,041	2,042,359
Klockner Pentaplast of America, Inc. (Luxembourg)
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR	390	387,227
Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	06/30/2022		394	348,838
Multi-Color Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	10/31/2024		461	460,286
Ranpak Corp.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	9.69%	10/03/2022		129	128,773
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.69%	10/01/2021		400	401,143
Refresco Group, N.V., Term Loan B-3 (3 mo. USD LIBOR + 3.25%)(d)	5.77%	03/28/2025		1,092	1,089,475
Reynolds Group Holdings, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	02/05/2023		3,873	3,845,660
TricorBraun, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	6.35%	11/30/2023		131	130,719
Trident TPI Holdings, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.69%	10/17/2024		743	716,858
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	10/17/2024	EUR	208	224,507
					36,786,842
Cosmetics & Toiletries–1.17%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	09/26/2024		3,217	3,093,507
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	10.19%	09/26/2025		1,063	942,636
Anastasia Parent, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	08/11/2025		698	611,434
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.71%	04/05/2025		4,675	4,488,520
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.77%	06/30/2024		812	808,764
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cosmetics & Toiletries–(continued)
Prestige Brands, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.44%	01/26/2024		$ 81	$ 80,262
					10,025,123
Drugs–2.75%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	6.00%	05/04/2025			4,306	4,281,847
BPA Laboratories, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 5.75%)	8.35%	04/29/2020			1,916	1,868,191
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)(d)	10.35%	04/29/2020			1,666	1,624,391
Catalent Pharma Solutions, Inc.
Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	05/20/2024			35	34,988
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	4.68%	05/17/2026			2,030	2,030,053
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.75%	04/29/2024			4,142	4,002,540
Grifols Worldwide Operations USA, Inc., Term Loan B (1 wk. USD LIBOR + 2.25%)	4.61%	01/31/2025			60	59,909
Phoenix Guarantor, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	6.96%	03/05/2026			1	708
Valeant Pharmaceuticals International, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	5.22%	11/27/2025			4,246	4,224,630
Term Loan (1 mo. USD LIBOR + 3.00%)	5.46%	06/02/2025			5,489	5,479,807
						23,607,064
Ecological Services & Equipment–1.60%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	4.63%	11/10/2023			2,164	2,162,736
EnergySolutions, LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	6.35%	05/11/2025			1,170	1,110,366
GFL Environmental, Inc., Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	05/30/2025			6,611	6,482,820
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%) (Acquired 03/16/2018; Cost $489,352)	5.94%	03/20/2025			488	488,009
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(d)	10.19%	03/20/2026			416	402,341
Tunnel Hill Partners, L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	02/06/2026			939	937,220
WCA Waste Systems, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	08/11/2023			2,151	2,137,335
						13,720,827
Electronics & Electrical–13.08%
4L Technologies, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	6.94%	05/08/2020			2,693	2,571,952
Applied Systems, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	09/19/2024			408	406,759
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	09/19/2025			77	77,469
Barracuda Networks, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.77%	02/12/2025			454	453,100
Blackboard, Inc., Term Loan B-4 (1 mo. USD LIBOR + 5.00%)	7.60%	06/30/2021			11	10,674
Boxer Parent Co., Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.85%	10/02/2025			1,085	1,067,396
Brave Parent Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.58%	04/18/2025			347	348,058
Canyon Valor Cos., Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	5.35%	06/16/2023			5,600	5,582,424
Carbonite, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	6.18%	03/26/2026			1,245	1,249,949
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	04/06/2026			5,330	5,318,691
Dell International LLC
Term Loan A-6 (1 mo. USD LIBOR + 1.75%)	4.19%	03/13/2024			364	360,647
Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	09/07/2023			383	381,792
Diebold Nixdorf, Inc.
Term Loan A-1 (1 mo. USD LIBOR + 9.25%)	11.75%	08/31/2022			2,746	2,907,110
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR		286	303,022
Term Loan B (1 mo. USD LIBOR + 2.75%)	5.25%	11/06/2023			1,957	1,856,210
DigiCert Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.44%	10/31/2024			149	149,070
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.44%	10/31/2025			313	310,930
Dynatrace LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	08/22/2025			1,361	1,361,761
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	08/21/2026			145	146,721
Energizer Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.75%	12/17/2025			1,135	1,130,600
Epicor Software Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.69%	06/01/2022			59	58,426
ETA Australia Holdings III Pty. Ltd., Term Loan (3 mo. USD LIBOR + 4.00%)	6.44%	04/16/2026			1,454	1,457,671
Everest Bidco S.A.S., First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/04/2025	EUR		2,248	2,528,463
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Finastra USA, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	6.10%	06/13/2024		$ 1,696	$ 1,664,469
Go Daddy Operating Co., LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.44%	02/15/2024		3,134	3,132,676
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	07/01/2024		1,094	1,095,226
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	07/07/2025		299	301,594
IGT Holding IV AB, Term Loan B (3 mo. USD LIBOR + 3.75%) (Acquired 07/25/2017; Cost $1,367,667)	6.35%	07/26/2024		1,368	1,357,410
Imperva, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	10.20%	01/11/2027		841	834,476
Term Loan (1 mo. USD LIBOR + 4.00%)	6.45%	01/10/2026		1,706	1,696,517
MA Finance Co., LLC, Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	4.69%	11/19/2021		3,453	3,423,454
Marcel Bidco LLC (Germany)
Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.89%	03/11/2025		363	360,769
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	03/11/2025	EUR	135	151,121
Mavenir Systems, Inc., Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/01/2018; Cost $1,927,842)	8.47%	05/08/2025		2,505	2,503,045
McAfee, LLC, Term Loan B (3 mo. USD LIBOR + 3.75%)	6.18%	09/30/2024		2,007	2,008,758
Mediaocean LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	08/15/2022		2,189	2,199,435
Micro Holding, L.P., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.18%	09/13/2024		1,172	1,165,200
Microchip Technology, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	05/29/2025		1,675	1,673,595
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	6.59%	03/06/2026		1,221	1,228,652
MKS Instruments, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	4.69%	01/30/2026		182	182,007
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.68%	07/05/2023		1,143	1,141,578
Natel Engineering Company, Inc., Term Loan (d)(f)	—	04/29/2026		2,292	2,289,480
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	5.94%	08/08/2024		2,886	2,791,757
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	6.94%	08/08/2024		1,005	993,154
Oberthur Technologies of America Corp., Term Loan B-1 (3 mo. USD LIBOR + 3.75%)	6.35%	01/10/2024		507	501,567
OEConnection LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)(d)	6.44%	11/22/2024		1,001	992,957
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 11/22/2017; Cost $255,219)(d)	10.44%	11/22/2025		193	191,346
Omnitracs, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.36%	03/23/2025		1,818	1,799,500
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.69%	01/31/2025		548	509,434
Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	02/01/2024		2,384	2,226,101
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.94%	07/02/2025		3,218	3,206,340
Project Accelerate Parent, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 12/15/2017; Cost $898,450)(d)	6.70%	01/02/2025		896	900,322
Project Leopard Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	07/07/2023		1,155	1,151,113
Term Loan (1 mo. USD LIBOR + 4.50%)	6.94%	07/07/2023		925	925,920
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.83%	05/16/2025		5,809	5,718,273
Renaissance Holding Corp.
First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	5.73%	05/30/2025		1,037	1,019,048
Second Lien Term Loan (2 mo. USD LIBOR + 7.00%)	9.48%	05/29/2026		349	336,783
Resideo Funding, Inc, Term Loan B (3 mo. USD LIBOR + 2.00%)	4.61%	10/25/2025		652	650,830
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	04/27/2022		4,745	3,954,231
RP Crown Parent, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	10/12/2023		641	637,416
Sandvine Corp. (Canada)
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)(d)	6.94%	10/31/2025		1,859	1,849,257
Term Loan (1 mo. USD LIBOR + 8.00%)(d)	10.44%	11/02/2026		271	268,251
Science Applications International Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	10/31/2025		2,125	2,114,340
Severin Acquisition, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.81%	08/01/2025		39	38,747
SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	6.02%	05/16/2025		372	362,463
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.69%	04/16/2025		2,697	2,684,042
Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.69%	04/16/2025		1,892	1,882,737
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	4.69%	04/16/2025		4,015	3,996,419
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Sybil Software LLC
Term Loan (3 mo. USD LIBOR + 2.25%)	4.85%	09/29/2023		$2,057	$2,055,560
Term Loan (3 mo. EURIBOR + 2.50%)	2.50%	09/30/2023	EUR	167	187,478
TIBCO Software, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.94%	12/04/2020		429	429,150
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.98%	09/28/2024		2,723	2,678,748
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.27%	05/04/2026		2,953	2,958,663
Verint Systems, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.49%	06/29/2024		858	858,135
Wall Street Systems Delaware, Inc., Term Loan (3 mo. USD LIBOR + 3.00%) (Acquired 11/17/2017; Cost $880,923)	5.65%	11/21/2024		805	779,032
Western Digital Corp., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	4.19%	04/29/2023		650	632,852
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.94%	12/01/2023		1,634	1,610,948
					112,341,271
Equipment Leasing–0.02%
United Rentals (North America), Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	4.19%	10/31/2025			183	182,664
Financial Intermediaries–1.48%
Advisor Group, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	08/17/2025			1,146	1,147,910
Edelman Financial Center, LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	07/19/2025			2,356	2,350,627
Evergood 4 APS, Term Loan B-3 (3 mo. EURIBOR + 3.75%)	3.75%	02/06/2025	EUR		98	110,252
GEO Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 2.00%)	4.43%	03/22/2024			1,273	1,228,566
LPL Holdings, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 2.25%)	4.68%	09/23/2024			1,979	1,976,667
MoneyGram International, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	03/27/2020			4,254	4,144,682
SGG Holdings S.A., Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		552	608,809
Stiphout Finance LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)(d)	5.44%	10/26/2022			1,099	1,085,039
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%) (Acquired 07/23/2015; Cost $22,399)(d)	9.68%	10/26/2023			22	21,468
						12,674,020
Food & Drug Retailers–0.12%
Carrols Restaurant Group, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.68%	04/30/2026			1,056	1,053,990
Food Products–4.04%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.22%	10/01/2025			696	696,688
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	10.22%	10/01/2026			656	655,920
CHG PPC Parent LLC
Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	03/31/2025			897	888,382
Term Loan B (1 mo. EURIBOR + 4.00%)	4.00%	03/31/2025	EUR		186	210,853
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.59%	07/03/2020			2,810	2,686,792
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.22%	04/06/2024			4,371	4,271,604
H-Food Holdings, LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	6.44%	05/23/2025			134	132,374
Term Loan (1 mo. USD LIBOR + 3.69%)	6.12%	05/23/2025			4,097	4,017,341
Hostess Brands, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.77%	08/03/2022			9	9,357
Jacobs Douwe Egberts International B.V., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.50%	11/01/2025			1,478	1,473,470
JBS USA Lux S.A., Term Loan B (3 mo. USD LIBOR + 2.50%)	5.02%	05/01/2026			8,028	8,026,911
Mastronardi Produce-USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.69%	05/01/2025			685	682,970
Nomad Foods US LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.69%	05/15/2024			1,597	1,585,312
Shearer’s Foods, LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	06/30/2021			1,805	1,802,386
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%) (Acquired 06/19/2014; Cost $212,838)	9.19%	06/30/2022			210	209,073
United Natural Foods, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.69%	10/22/2025			8,488	7,299,746
						34,649,179
Food Service–3.03%
Aramark Services, Inc., Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	4.19%	03/11/2025			8	7,932
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	03/20/2025			236	230,922
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Service–(continued)
EG Finco Ltd. (United Kingdom)
Term Loan (3 mo. USD LIBOR + 4.00%)	6.60%	02/06/2025		$403	$396,605
Term Loan B (3 mo. USD LIBOR + 4.00%)	6.60%	02/06/2025		613	603,523
Term Loan B (1 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR	1,081	1,199,447
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	07/20/2025		1,444	1,402,252
IRB Holding Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.69%	02/05/2025		3,072	3,045,564
New Red Finance, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.69%	02/16/2024		8,150	8,069,016
NPC International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	04/19/2024		1,143	907,518
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.93%	04/18/2025		300	198,164
Restaurant Technologies, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	10/01/2025		600	600,334
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)(d)	8.94%	10/01/2026		660	661,201
Tacala Investment Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	02/01/2026		422	425,524
TMK Hawk Parent, Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	09/26/2024		1,396	1,186,369
US Foods, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	06/27/2023		5,581	5,537,969
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	7.35%	11/29/2024		1,530	1,504,293
					25,976,633
Forest Products–0.05%
American Greetings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	6.94%	04/06/2024		463	463,874
Health Care–4.95%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.94%	02/11/2022		866	863,692
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.94%	02/16/2023		2,728	2,719,047
Argon Medical Devices Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	01/23/2025		30	29,816
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.44%	01/23/2026		100	99,571
athenahealth, Inc., Term Loan B (3 mo. USD LIBOR + 4.50%)	7.04%	02/11/2026		3,611	3,614,308
BVI Medical, Inc., Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	03/02/2026	EUR	266	301,611
Convatec, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	4.85%	10/31/2023		88	87,609
DaVita HealthCare Partners, Inc., Term Loan A (f)	—	06/24/2019		3,584	3,578,633
Dentalcorp Perfect Smile ULC (Canada)
Second Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 7.50%)(e)	9.31%	06/08/2026		213	210,463
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.94%	06/08/2026		852	841,851
Explorer Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	6.35%	05/02/2023		1,309	1,309,125
Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	7.10%	03/05/2026		209	210,753
Financiere Mendel, Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	04/12/2026	EUR	1,990	2,245,252
Global Healthcare Exchange, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	06/28/2024		344	340,007
GoodRx, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.44%	10/10/2025		810	808,431
Greatbatch, Ltd., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.47%	10/27/2022		1,065	1,067,787
HC Group Holdings III, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	04/07/2022		812	811,021
Heartland Dental, LLC
Delayed Draw Term Loan (e)	0.00%	04/30/2025		33	32,175
Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	04/30/2025		1,485	1,440,780
IQVIA, Inc., Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	4.60%	01/17/2025		346	345,931
IWH UK Midco Ltd., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	542	601,603
Kinetic Concepts, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	02/03/2024		2,561	2,566,408
MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	5.35%	06/07/2023		4,412	4,321,566
Nidda Healthcare Holding AG, Term Loan C (3 mo. GBP LIBOR + 4.50%)	5.30%	08/21/2024	GBP	229	291,669
Ortho-Clinical Diagnostics, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	06/30/2025		2,526	2,445,904
PAREXEL International Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	09/27/2024		1,132	1,078,828
Prophylaxis B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%) (Acquired 07/02/2018; Cost $2,901,695)	4.00%	06/05/2025	EUR	2,491	2,560,432
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	09/02/2024		28	27,338
Syneos Health, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	08/01/2024		140	139,227
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	02/06/2024		1,587	1,436,146
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Terveys-ja hoivapalvelut Suomi Oy (Finland)
First Lien Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	08/11/2025	EUR	890	$1,004,360
Second Lien Term Loan (3 mo. EURIBOR + 7.50%)	7.50%	07/19/2026	EUR	487	546,527
Unilabs Diagnostics AB, Revolver Loan (d)(e)	0.00%	04/01/2021	EUR	943	1,038,769
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.94%	08/27/2025		$ 2,869	2,875,629
WP CityMD Bidco LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	6.10%	06/07/2024		628	619,816
					42,512,085
Home Furnishings–1.15%
Comfort Holding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	7.19%	02/05/2024			1,154	1,152,325
Global Appliance, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	6.44%	09/29/2024			1,336	1,332,938
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	08/05/2024			958	938,632
Hilding Anders AB, Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	11/29/2024	EUR		509	463,290
Lifetime Brands, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.94%	02/28/2025			700	697,584
PGT Innovations, Inc., Term Loan (1 mo. USD LIBOR + 3.50%) (Acquired 03/13/2018; Cost $225,023)	5.99%	02/16/2022			64	64,435
Serta Simmons Bedding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.96%	11/08/2023			2,772	1,960,260
SIWF Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	6.68%	06/15/2025			1,378	1,331,184
TGP Holdings III, LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.85%	09/25/2024			1,578	1,456,103
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(d)	11.10%	09/25/2025			464	435,996
						9,832,747
Industrial Equipment–2.75%
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.94%	04/28/2025			335	313,219
Alpha AB Bidco BV, Term Loan B (1 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR		345	385,970
Altra Industrial Motion Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	10/01/2025			1,552	1,539,475
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.95%	12/11/2024			1,802	1,795,437
Clark Equipment Co., Term Loan B (3 mo. USD LIBOR + 2.00%)	4.60%	05/18/2024			3,184	3,155,812
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.50%)	5.10%	01/31/2024			555	554,655
Delachaux Group S.A., Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	7.10%	04/16/2026			543	541,957
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)(d)	7.19%	08/29/2023			129	129,036
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	6.85%	07/19/2024			642	642,883
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	07/19/2024			826	808,401
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.85%	07/18/2025			1,156	1,135,806
Gardner Denver, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	5.19%	07/30/2024			1,581	1,582,982
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	4.24%	05/31/2023			410	409,703
Hamilton Holdco LLC, Term Loan B (3 mo. USD LIBOR + 2.00%)(d)	4.61%	07/02/2025			1,830	1,821,068
Milacron LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)(d)	4.94%	09/28/2023			2,379	2,331,005
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 3.00%)	5.44%	07/31/2025			1,595	1,595,139
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(d)	6.60%	03/08/2025			584	583,523
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	7.10%	11/27/2020			1,573	1,486,565
Rexnord LLC/ RBS Global, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	08/21/2024			33	32,956
Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	6.00%	02/28/2025			954	886,905
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.50%	02/28/2026			535	471,778
Tank Holding Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.68%	03/26/2026			285	286,606
Terex Corp.
Term Loan (2 mo. USD LIBOR + 2.00%)	4.54%	01/31/2024			634	630,433
Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	01/31/2024			477	478,387
						23,599,701
Insurance–2.23%
Alliant Holdings Intermediate, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.43%	05/09/2025			4,049	3,954,160
AmWINS Group, LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	01/25/2024			4,134	4,106,744
FrontDoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	5.00%	08/16/2025			458	458,392
Hub International Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	5.59%	04/25/2025			3,974	3,878,397
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	12/31/2025			2,469	2,437,669
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–(continued)
USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	5.60%	05/16/2024		$ 4,463	$ 4,345,811
					19,181,173
Leisure Goods, Activities & Movies–4.77%
Alpha Topco Ltd., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.94%	02/01/2024		10,113	9,921,184
AMC Entertainment, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.44%	04/22/2026		2,502	2,496,182
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	10/19/2023		1,074	1,075,093
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	6.97%	01/04/2026		1,214	1,228,992
Crown Finance US, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	02/28/2025		6,320	6,223,197
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	5.23%	11/08/2023		1,634	1,491,146
Dorna Sports, S.L., Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	5.88%	04/12/2024		949	925,698
Equinox Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	09/06/2024		165	166,362
Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.44%	03/08/2024		2,194	2,190,102
Fitness International, LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.69%	04/18/2025		2,446	2,428,622
Invictus Media S.L.U. (Spain)
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR	684	768,064
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR	410	460,421
Lakeland Tours, LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.61%	12/16/2024		1,009	1,008,986
Orbiter International S.a.r.l. (Luxembourg), Term Loan B-2 (3 mo. CHF LIBOR + 4.25%) (Acquired 07/07/2017; Cost $491,731)(d)	4.25%	07/11/2024	CHF	476	471,831
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	02/22/2024		428	425,459
Shutterfly, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	08/17/2024		1,121	1,116,908
Term Loan B (1 mo. USD LIBOR + 2.50%)	4.95%	08/19/2024		597	593,427
SSH Group Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.83%	07/30/2025		1,065	1,056,835
Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)	10.83%	07/30/2026		315	316,736
UFC Holdings, LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	04/29/2026		6,610	6,609,639
					40,974,884
Lodging & Casinos–5.24%
AMCP Clean Acquisition Co., LLC
Delayed Draw Term Loan (e)	3.59%	06/16/2025		190	189,286
Term Loan (3 mo. USD LIBOR + 4.25%)	6.85%	06/16/2025		786	783,544
B&B Hotels SAS, Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	03/14/2023	EUR	1,038	1,159,609
Boyd Gaming Corp., Term Loan B (1 wk. USD LIBOR + 2.25%)	4.64%	09/15/2023		3,789	3,775,810
Caesars Resort Collection, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	5.19%	12/23/2024		9,755	9,698,761
CityCenter Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	04/18/2024		762	756,086
Four Seasons Hotels Ltd., First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	11/30/2023		74	74,209
Golden Nugget, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.19%	10/04/2023		1,723	1,714,576
Las Vegas Sands, LLC/Venetian Casino Resort, LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	4.19%	03/27/2025		164	162,828
PCI Gaming Authority, Term Loan B (3 mo. USD LIBOR + 3.00%)	5.40%	05/15/2026		1,064	1,065,557
Penn National Gaming, Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.69%	10/15/2025		1,094	1,090,497
Scientific Games International, Inc., Term Loan B-5 (2 mo. USD LIBOR + 2.75%)	5.22%	08/14/2024		9,196	9,063,759
Stars Group (US) Co-Borrower, LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	6.10%	07/10/2025		7,367	7,378,237
Station Casinos LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	4.94%	06/08/2023		3,428	3,409,480
Twin River Management Group, Inc., Term Loan B (f)	—	05/10/2026		1,204	1,204,459
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.43%	12/20/2024		2,051	2,038,695
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	4.19%	05/30/2025		115	114,621
Wynn Resorts, Ltd., Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	10/30/2024		1,304	1,296,862
					44,976,876
Nonferrous Metals & Minerals–0.76%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	03/21/2025		983	982,811
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	6.60%	06/01/2025		2,946	2,535,466
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)(d)	5.85%	01/28/2022		1,233	1,206,942
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	11.10%	01/30/2023		15	14,670
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals–(continued)
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	6.50%	05/01/2025	$ 1,000	$ 953,809
US Salt, LLC, Term Loan (3 mo. USD LIBOR + 4.75%)(d)	7.19%	01/16/2026	835	836,193
				6,529,891
Oil & Gas–8.45%
BCP Raptor, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	06/24/2024	1,827	1,776,911
BCP Renaissance Parent LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	6.08%	10/31/2024	298	296,949
Brazos Delaware II, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	6.44%	05/21/2025	1,733	1,652,989
California Resources Corp.
Term Loan (1 mo. USD LIBOR + 10.38%)	12.80%	12/31/2021	1,759	1,782,767
Term Loan (1 mo. USD LIBOR + 4.75%)	7.18%	12/31/2022	2,433	2,323,855
Centurion Pipeline Co., LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	09/29/2025	594	595,163
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	9.96%	03/06/2023	2,862	2,832,226
Delek US Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	4.69%	03/31/2025	2,396	2,381,224
Encino Acquisition Partners Holdings, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	9.19%	10/29/2025	1,152	1,071,563
Fieldwood Energy LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	7.69%	04/11/2022	2,096	1,973,774
Revolver Loan (d)(e)	0.00%	04/12/2021	13,347	13,213,134
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.69%	04/11/2023	4,200	3,520,523
Glass Mountain Pipeline Holdings, LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	7.12%	12/23/2024	1,353	1,334,590
Gulf Finance, LLC, Term Loan B (1 mo. USD LIBOR + 5.25%)	7.78%	08/25/2023	4,109	3,410,498
HGIM Corp., Term Loan (6 mo. USD LIBOR + 6.00%)	8.74%	07/02/2023	1,644	1,590,763
Lower Cadence Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.44%	05/15/2026	3,230	3,229,316
Lucid Energy Group II Borrower, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.43%	02/17/2025	1,270	1,235,440
McDermott Technology (Americas), Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	7.44%	05/12/2025	5,376	5,226,979
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.69%	09/29/2025	552	553,329
Navitas Midstream Midland Basin, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.93%	12/13/2024	2,147	2,106,473
Osum Production Corp., Term Loan (3 mo. USD LIBOR + 5.50%)	8.10%	07/31/2020	2,158	1,985,200
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (Acquired 07/11/2014; Cost $10,353)(d)(h)(i)	0.00%	07/16/2021	8	0
Petroleum GEO-Services ASA, Term Loan (3 mo. USD LIBOR + 2.50%)	5.10%	03/19/2021	3,806	3,782,569
Prairie ECI Acquiror L.P., Term Loan B (3 mo. USD LIBOR + 4.75%)	7.37%	03/11/2026	1,554	1,567,940
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	8.60%	02/21/2021	9,843	7,704,023
Southcross Energy Partners, L.P.
DIP Term Loan (3 mo. Prime Rate + 5.25%)(i)	10.75%	10/01/2019	256	239,498
Term Loan (3 mo. Prime Rate + 5.25%)(i)	10.75%	08/04/2021	673	511,149
Traverse Midstream Partners LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.59%	09/27/2024	643	638,003
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	8.95%	03/30/2023	470	469,097
Weatherford International Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 2.30%)	4.73%	07/13/2020	3,572	3,562,057
				72,568,002
Publishing–1.45%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.44%	04/11/2025	786	783,320
Ascend Learning, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	07/12/2024	811	804,537
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.68%	06/07/2023	3,816	3,646,080
Merrill Communications LLC, Term Loan (3 mo. USD LIBOR + 5.25%)	7.83%	06/01/2022	16	16,177
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.46%	10/04/2023	72	70,624
ProQuest LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	10/24/2021	2,219	2,218,029
Southern Graphics, Inc., First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	5.71%	12/31/2022	2,554	2,145,301
Tribune Media Co., Term Loan C (1 mo. USD LIBOR + 3.00%)	5.44%	01/27/2024	2,763	2,767,286
				12,451,354
Radio & Television–2.19%
E.W. Scripps Co.
Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	10/02/2024	571	556,272
Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	5.19%	05/01/2026	989	988,724
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Radio & Television–(continued)
Gray Television, Inc.
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	4.73%	02/07/2024		$317	$314,969
Term Loan C (1 mo. USD LIBOR + 2.50%)	4.98%	01/02/2026		3,631	3,621,687
iHeartCommunications, Inc.
Term Loan (3 mo. USD LIBOR + 6.58%)(f)	—	05/01/2026		1,160	1,162,766
Term Loan D (3 mo. USD LIBOR + 8.75%)(f)	—	01/30/2020		3,679	2,739,534
Term Loan E (3 mo. USD LIBOR + 9.50%)(f)	—	07/30/2019		8,924	6,655,574
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.74%	01/17/2024		236	233,523
NEP/NCP HoldCo, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.44%	10/19/2026		836	828,404
Nexstar Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.68%	01/17/2024		1,233	1,220,666
Sinclair Television Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	01/03/2024		516	514,983
					18,837,102
Retailers (except Food & Drug)–1.69%
Bass Pro Group, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	7.44%	09/25/2024		4,479	4,367,408
Claire’s Stores, Inc.
Revolver Loan (d)(e)	0.00%	10/12/2022		18	18,497
Term Loan (6 mo. USD LIBOR + 7.25%)	9.94%	09/15/2038		62	101,736
Fossil Group, Inc., Term Loan (1 wk. mo. USD LIBOR + 8.00%)	10.39%	12/31/2020		435	436,288
Fullbeauty Brands Holdings Corp.
First Lien Term Loan (3 mo. USD LIBOR + 9.00%)	11.46%	02/07/2024		740	715,239
Term Loan (3 mo. USD LIBOR + 10.00%)	12.47%	02/07/2022		487	489,077
National Vision, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	11/20/2024		1,176	1,178,236
Revolver Loan (d)(e)	0.00%	10/14/2022		1,533	1,410,344
Payless, Inc.
Term Loan A-1 (h)	0.00%	02/10/2022		768	403,189
Term Loan A-2 (h)	0.00%	08/10/2022		1,442	504,543
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.83%	01/26/2023		5,199	3,994,235
Vivarte, PIK Term Loan, 7.00% PIK Rate, 4.00% Cash Rate (g)	7.00%	10/29/2019	EUR	1,168	851,154
					14,469,946
Surface Transport–1.95%
Agro Merchants North American Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.35%	12/06/2024		679	674,816
Commercial Barge Line Co., First Lien Term Loan (1 mo. USD LIBOR + 8.75%)	11.19%	11/12/2020		3,559	2,518,335
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	07/29/2022		796	783,951
Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	07/29/2022		3,250	3,201,776
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.44%	10/12/2024		16	15,681
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	5.20%	12/06/2024		3,778	3,737,057
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	6.69%	06/26/2021		1,673	1,593,715
XPO Logistics, Inc.
Term Loan B (1 mo. USD LIBOR + 2.00%)	4.44%	02/24/2025		1,764	1,751,812
Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.94%	02/24/2025		1,497	1,499,378
Zeus Bidco Ltd., Term Loan (3 mo. GBP LIBOR + 7.25%) (Acquired 03/24/2017; Cost $959,608)(d)	8.09%	03/29/2024	GBP	778	924,700
					16,701,221
Telecommunications–10.85%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.19%	01/31/2025		9,896	9,641,627
Colorado Buyer, Inc.
Incremental Term Loan (1 wk. USD LIBOR + 4.00%)(d)	6.60%	05/01/2024		6,400	6,080,433
Term Loan (1 mo. USD LIBOR + 3.00%)	5.60%	05/01/2024		1,618	1,538,692
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	10/05/2023		5,596	5,483,452
Eircom Finco S.a.r.l., Term Loan B-2 (f)	—	04/26/2026	EUR	862	963,289
Frontier Communications Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	6.19%	06/15/2024		382	375,809
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.19%	05/16/2024		615	609,919
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–(continued)
Intelsat Jackson Holdings S.A. (Luxembourg)
Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	6.18%	11/27/2023		$1,507	$1,488,958
Term Loan B-5 (1 mo. USD LIBOR + 6.63%)	6.62%	01/02/2024		2,347	2,354,885
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.69%	02/22/2024		9,744	9,601,016
Lumentum Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	12/10/2025		968	963,717
MLN US Holdco LLC, Term Loan B (1 mo. USD LIBOR + 4.50%)	6.93%	11/30/2025		1,848	1,832,095
MTN Infrastructure TopCo, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	11/15/2024		2,528	2,513,426
Odyssey Investissement S.A.S., Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	04/25/2025	EUR	1,068	1,198,839
Radiate Holdco, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	02/01/2024		3,126	3,085,005
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	04/11/2025		5,032	4,965,942
Sprint Communications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	5.50%	02/02/2024		4,903	4,859,949
Term Loan (1 mo. USD LIBOR + 2.50%)	5.00%	02/02/2024		12,379	12,131,672
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	7.44%	03/09/2023		2,147	2,005,777
Telesat LLC, Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	5.11%	11/17/2023		7,546	7,470,683
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	7.60%	05/02/2023		3,023	2,894,719
Windstream Services, LLC
DIP Term Loan (3 mo. USD LIBOR + 2.50%)(i)	4.94%	02/26/2021		2,131	2,137,596
Term Loan B-6 (3 mo. Prime Rate + 5.00%)(i)	10.50%	03/29/2021		6,044	6,182,916
Term Loan B-7 (3 mo. Prime Rate + 4.25%)(i)	9.75%	02/17/2024		2,358	2,385,805
Zayo Group, LLC, Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	4.44%	01/19/2021		417	417,903
					93,184,124
Utilities–8.32%
AES Corp. (The), Term Loan (3 mo. USD LIBOR + 1.75%)	4.27%	05/24/2022		1,092	1,091,613
AI Alpine AT BidCo GmbH
Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	5.74%	10/25/2025		579	572,318
Term Loan B (1 mo. EURIBOR + 3.50%)	3.50%	10/31/2025	EUR	468	522,059
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.94%	05/27/2022		663	664,962
Brookfield WEC Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.94%	08/01/2025		5,927	5,923,235
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.19%	08/03/2026		933	943,383
Calpine Construction Finance Co., L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	4.94%	01/15/2025		4,148	4,120,218
Calpine Corp.
Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	5.11%	01/15/2024		3,390	3,378,744
Term Loan B-7 (3 mo. USD LIBOR + 2.50%)	5.11%	05/31/2023		3,629	3,611,903
Term Loan B-9 (2 mo. USD LIBOR + 2.75%)	5.34%	04/05/2026		8,272	8,247,713
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.19%	10/02/2023		3,978	3,980,264
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	6.09%	12/17/2021		4,059	4,069,434
First Lien Term Loan C (3 mo. USD LIBOR + 3.50%)	6.10%	12/17/2021		445	446,217
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.85%	12/19/2022		506	506,697
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	6.19%	01/30/2024		4,855	4,814,050
Term Loan C (1 mo. USD LIBOR + 3.75%)	6.19%	01/30/2024		274	271,520
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.69%	05/16/2024		2,530	2,542,416
Pacific Gas and Electric Co.
Delayed Draw Term Loan (e)	0.00%	01/29/2020		1,016	1,020,913
Term Loan (1 mo. USD LIBOR + 2.25%)	4.74%	12/31/2020		3,047	3,062,738
PowerTeam Services, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.85%	03/06/2025		1,806	1,731,168
Revere Power, LLC
Term Loan B (2 mo. USD LIBOR + 4.25%)	6.79%	03/27/2026		1,205	1,200,605
Term Loan C (2 mo. USD LIBOR + 4.25%)	6.79%	03/27/2026		187	186,161
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.94%	12/02/2021		308	298,497
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.44%	12/08/2023		3,080	3,044,006
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Vistra Operations Co. LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	4.69%	12/14/2023	$331	$331,241
Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	4.43%	12/31/2025	7,430	7,418,242
Term Loan (1 mo. USD LIBOR + 2.00%)	4.44%	08/04/2023	7,455	7,443,757
				71,444,074
Total Variable Rate Senior Loan Interests (Cost $1,180,556,073)					1,150,303,456
U.S. Dollar Denominated Bonds & Notes–9.20%
Aerospace & Defense–1.02%
TransDigm, Inc.(j)	6.25%	03/15/2026		8,589	8,782,252
Air Transport–0.27%
Mesa Airlines, Inc. Class B	5.75%	07/15/2025		2,366	2,351,483
Automotive–0.34%
Allison Transmission, Inc.(j)	5.87%	06/01/2029		841	850,461
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.(j)	6.25%	05/15/2026		785	802,662
Schaeffler AG (Germany)(j)	4.13%	09/15/2021		331	337,703
Schaeffler AG (Germany)(j)	4.75%	09/15/2026		1,015	949,025
					2,939,851
Business Equipment & Services–0.78%
Dun & Bradstreet Corp. (The)(j)	6.88%	08/15/2026		766	788,022
Prime Security Services Borrrower, LLC/Prime Finance, Inc.(j)	5.75%	04/15/2026		2,873	2,844,270
Prime Security Services Borrrower, LLC/Prime Finance, Inc.(j)	5.25%	04/15/2024		3,119	3,068,410
					6,700,702
Cable & Satellite Television–1.89%
Altice Financing S.A. (Luxembourg)(j)	6.63%	02/15/2023		490	499,256
Altice Financing S.A. (Luxembourg)(j)	7.50%	05/15/2026		4,930	4,856,050
Altice France S.A. (France)(j)	8.12%	02/01/2027		1,225	1,226,532
Altice France S.A. (France)(j)	7.37%	05/01/2026		2,104	2,060,605
CSC Holdings, LLC(j)	5.50%	05/15/2026		6,796	6,912,891
Virgin Media Bristol LLC (United Kingdom)(j)	5.50%	08/15/2026		656	660,710
					16,216,044
Chemicals & Plastics–0.24%
Alpha US Bidco, Inc. (Germany)(j)	8.75%	06/01/2023		754	742,690
Avantor, Inc.(j)	6.00%	10/01/2024		1,263	1,314,783
					2,057,473
Containers & Glass Products–0.53%
Ardagh Glass Finance PLC (Ireland)(j)	4.25%	09/15/2022		657	652,894
Ardagh Glass Finance PLC (Ireland)(j)	4.62%	05/15/2023		1,021	1,022,276
Berry Global, Inc.(j)	4.88%	07/15/2026		1,321	1,317,341
Reynolds Group Holdings, Inc. (3 mo. USD LIBOR + 3.50%)(j)(k)	6.10%	07/15/2021		1,157	1,164,231
Reynolds Group Issuer, Inc./LLC	5.75%	10/15/2020		437	438,291
					4,595,033
Electronics & Electrical–2.12%
CommScope, Inc.(j)	8.25%	03/01/2027		1,220	1,212,375
CommScope, Inc.(j)	6.00%	03/01/2026		3,990	4,009,950
Dell International LLC/EMC Corp.(j)	5.45%	06/15/2023		858	912,639
Dell International LLC/EMC Corp.(j)	4.90%	10/01/2026		4,653	4,766,273
Dell International LLC/EMC Corp.(j)	5.30%	10/01/2029		5,817	5,965,876
Go Daddy Operating Co., LLC(j)	5.25%	12/01/2027		651	657,510
Riverbed Technology, Inc.(j)	8.87%	03/01/2023		1,037	684,420
					18,209,043
Food Service–0.08%
EG Finco Ltd. (United Kingdom)(j)	6.75%	02/07/2025		697	685,674
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Health Care–0.72%
CHS/Community Health Systems, Inc.(j)	8.00%	03/15/2026		$5,675	$5,442,666
IQVIA, Inc.(j)	5.00%	05/15/2027		698	709,803
					6,152,469
Industrial Equipment–0.02%
Altra Industrial Motion Corp.(j)	6.13%	10/01/2026		140	146,300
Lodging & Casinos–0.10%
ESH Hospitality, Inc.(j)	5.25%	05/01/2025		740	741,850
VICI Properties 1 LLC	8.00%	10/15/2023		73	79,558
					821,408
Nonferrous Metals & Minerals–0.24%
TiZir Ltd. (United Kingdom)(j)	9.50%	07/19/2022		1,989	2,077,678
Oil & Gas–0.01%
Pacific Drilling S.A.(j)	8.38%	10/01/2023		71	68,244
Publishing–0.05%
Clear Channel Worldwide Holdings, Inc.(j)	9.25%	02/15/2024		409	438,530
Radio & Television–0.33%
Clear Channel International B.V.(j)	8.75%	12/15/2020		2,789	2,865,698
Telecommunications–0.42%
Communications Sales & Leasing, Inc.(j)	6.00%	04/15/2023		742	695,625
Frontier Communications Corp.(j)	8.00%	04/01/2027		1,965	2,043,600
Goodman Networks, Inc.	8.00%	05/11/2022		1,673	836,796
Windstream Services, LLC(i)(j)	9.00%	06/30/2025		16	10,780
					3,586,801
Utilities–0.04%
Calpine Corp.(j)	5.25%	06/01/2026		328	322,283
Total U.S. Dollar Denominated Bonds & Notes (Cost $80,746,557)					79,016,966
			Shares
Common Stocks & Other Equity Interests–4.45%(l)
Aerospace & Defense–0.58%
IAP Worldwide Services (Acquired 07/18/2014-08/18/2014; Cost $209,294)(d)(m)				320	4,959,584
Automotive–0.06%
ThermaSys Corp.(m)				881,784	266,740
Transtar Holding Co., Class A(d)(m)				2,509,496	225,854
					492,594
Building & Development–0.05%
Five Point Holdings LLC, Class A(m)				54,770	425,015
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $7,937,680)(d)(m)				780	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/2010; Cost $93,970)(d)(m)				9	0
					425,015
Business Equipment & Services–0.00%
Checkout Holding Corp.(d)(m)				7,731	40,588
Chemicals & Plastics–0.00%
Lyondell Chemical Co., Class A				383	28,438
Conglomerates–0.04%
Euramax International, Inc. (Acquired 07/09/2009; Cost $4,543,100)(d)(m)				4,207	357,604
Drugs–0.00%
BPA Laboratories, Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(d)(m)				5,562	0
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Shares	Value
Drugs–(continued)
BPA Laboratories, Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(d)(m)	8,918	$ 0
		0
Financial Intermediaries–0.00%
RJO Holdings Corp. (Acquired 12/10/2010; Cost $0)(d)(m)	1,481	1,482
RJO Holdings Corp., Class A (Acquired 12/10/2010; Cost $0)(d)(m)	1,142	1,256
RJO Holdings Corp., Class B (Acquired 12/10/2010; Cost $0)(d)(m)	1,667	17
		2,755
Health Care–0.00%
New Millennium Holdco(m)	134,992	11,812
Lodging & Casinos–0.87%
Caesars Entertainment Operating Co., LLC(m)	29,845	262,337
Twin River Worldwide Holdings, Inc.(m)	237,821	7,167,925
		7,430,262
Oil & Gas–1.00%
AF Global, Inc. (Acquired 06/08/2017; Cost $27,999)(d)(m)	441	25,798
CJ Holding Co.(m)	26,015	308,018
Fieldwood Energy LLC(m)	32,773	1,048,736
HGIM Corp.(d)(m)	3,232	87,264
HGIM Corp., Wts. expiring 07/02/2043(d)(m)	14,442	397,155
Pacific Drilling S.A.(m)	97,940	1,339,819
Paragon Offshore Finance Co., Class A (Cayman Islands)(i)(m)	2,308	2,381
Paragon Offshore Finance Co., Class B (Cayman Islands)(d)(i)(m)	1,154	40,390
Samson Investment Co.(d)(m)	132,022	3,102,517
Transocean Ltd.(m)	208,610	1,293,382
Tribune Resources, Inc., First Lien Wts. expiring 04/03/2023 (Acquired 04/03/2018; Cost $7,239)(d)(m)	87,471	2,624
Tribune Resources, Inc.(m)	337,847	933,302
		8,581,386
Publishing–1.02%
Affiliated Media, Inc., Class B (Acquired 08/29/2006; Cost $3,069,828)(m)	46,746	934,913
Cygnus Business Media, Inc. (Acquired 07/19/2004; Cost $1,251,821)(d)(m)(n)	5,882	0
F&W Publications, Inc. (Acquired 06/09/2010; Cost $18,581)(d)(m)	15,519	9,311
MC Communications, LLC (Acquired 07/02/2009; Cost $0)(d)(m)	333,084	0
Merrill Communications LLC, Class A (Acquired 03/08/2013; Cost $918,351)(m)	399,283	7,786,018
Tribune Publishing Co.(m)	4,118	40,439
		8,770,681
Retailers (except Food & Drug)–0.08%
Claire’s Stores, Inc.(m)	682,390	252,281
Fullbeauty Brands Holdings Corp.(d)(m)	3,944	390,456
Payless, Inc.(d)(m)	73,380	0
		642,737
Telecommunications–0.00%
CTM Media Holdings, Inc.	1,270	29,210
Goodman Networks, Inc.(d)(m)	105,288	0
		29,210
Utilities–0.75%
Vistra Operations Co. LLC	257,472	6,066,040
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(m)	377,472	298,203
Vistra Operations Co. LLC (Acquired 10/03/2016; Cost $290,499)(d)(m)	618,084	33,995
		6,398,238
Total Common Stocks & Other Equity Interests (Cost $47,700,303)		38,170,904
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)		Value
Non-U.S. Dollar Denominated Bonds & Notes–1.94%
Automotive–0.40%
Federal-Mogul Holdings Corp. REGS(j)	5.00%	07/15/2024	EUR	912	$1,011,643
Federal-Mogul Holdings Corp. REGS (3 mo. EURIBOR + 4.88%)(j)(k)	4.88%	04/15/2024	EUR	1,000	1,108,481
Lincoln Financing S.a r.l. REGS (Netherlands) (3 mo. EURIBOR + 3.88%)(j)(k)	3.88%	04/01/2024	EUR	406	447,308
Novem Group GmbH REGS (Germany) (3 mo. EURIBOR + 5.25%)(j)(k)	5.25%	05/15/2024	EUR	219	244,215
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. REGS(j)	4.37%	05/15/2026	EUR	153	170,951
Schaeffler AG REGS (Germany)(j)	3.88%	05/15/2027	EUR	192	210,212
Superior Industries International, Inc. REGS(j)	6.00%	06/15/2025	EUR	286	271,180
					3,463,990
Building & Development–0.09%
Haya Finance 2017 S.A. REGS (Spain) (3 mo. EURIBOR + 5.13%)(j)(k)	5.13%	11/15/2022	EUR	100	95,516
LSF10 Wolverine Investment SCA REGS (Denmark)(j)	5.00%	03/15/2024	EUR	155	174,685
LSF10 Wolverine Investment SCA REGS (Denmark) (3 mo. EURIBOR + 4.63%)(j)(k)	4.62%	03/15/2024	EUR	424	476,040
					746,241
Business Equipment & Services–0.02%
Refinitiv US Holdings, Inc. REGS(j)	4.50%	05/15/2026	EUR	126	141,809
Cable & Satellite Television–0.17%
Altice Financing S.A. REGS (Luxembourg)(j)	8.00%	05/15/2027	EUR	545	605,078
Altice Financing S.A. REGS (Luxembourg)(j)	4.75%	01/15/2028	EUR	940	890,471
					1,495,549
Financial Intermediaries–0.46%
AnaCap Financial Europe S.A. SICAV-RAIF REGS (Luxembourg) (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	08/01/2024	EUR	200	193,052
Cabot Financial S.A. REGS (United Kingdom) (3 mo. EURIBOR + 5.88%)(j)(k)	5.88%	11/15/2021	EUR	629	709,685
Garfunkelux Holdco 3 S.A. REGS (Luxembourg) (3 mo. EURIBOR + 3.50%)(j)(k)	3.50%	09/01/2023	EUR	619	560,702
Garfunkelux Holdco 3 S.A. REGS (Luxembourg)(j)	8.50%	11/01/2022	GBP	722	782,168
Nemean Bondco PLC REGS (Jersey)(j)	7.37%	02/01/2024	GBP	572	697,924
Nemean Bondco PLC REGS (Jersey) (3 mo. GBP LIBOR + 6.50%)(j)(k)	7.32%	02/01/2023	GBP	795	967,388
					3,910,919
Food Service–0.14%
EG Finco Ltd. REGS (United Kingdom)(j)	3.63%	02/07/2024	EUR	380	415,475
EG Finco Ltd. REGS (United Kingdom)(j)	4.37%	02/07/2025	EUR	677	743,548
					1,159,023
Health Care–0.13%
IDH Finance PLC REGS (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(j)(k)	6.81%	08/15/2022	GBP	1,000	1,133,021
Home Furnishings–0.29%
Shop Direct Funding PLC REGS (United Kingdom)(j)	7.75%	11/15/2022	GBP	2,156	2,530,702
Lodging & Casinos–0.12%
Travelodge Hotels Ltd. REGS (United Kingdom) (3 mo. GBP LIBOR + 4.88%)(j)(k)	5.68%	05/15/2023	GBP	800	1,008,366
Telecommunications–0.12%
eircom Finance DAC (Ireland)	3.50%	05/15/2026	EUR	925	1,034,628
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $17,685,147)					16,624,248

Structured Products–0.42%
Clontarf Park CLO, REGS, Series 2017-1A, Class D (3 mo. EURIBOR + 5.10%)(j)(k)	5.10%	08/05/2030	EUR	174	185,064
Diamond CLO Ltd., Series 2019-1A, Class C (3 mo. USD LIBOR + 3.60%)(j)(k)	6.22%	04/25/2029		$1,733	1,731,704
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(j)(k)	7.33%	10/25/2028		1,489	1,489,008
OCP Euro CLO, REGS, Series 2017-2, Class E (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	01/15/2032	EUR	201	218,526
Total Structured Products (Cost $3,638,851)					3,624,302
			Shares
Preferred Stocks–0.04%(l)
Automotive–0.02%
ThermaSys Corp., Series A				187,840	148,394
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

	Shares	Value
Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2 (Acquired 12/10/2010; Cost $0)(d)	324	$ 3,245
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc., Series A	103	15,707
Vivarte (France) (Acquired 01/12/2018; Cost $0)(d)	7,780	0
Vivarte, Class A Preference Shares (France) (Acquired 01/12/2018; Cost $0)(d)	259	0
Vivarte, Class B Preference Shares (France) (Acquired 01/12/2018; Cost $0)(d)	259	0
		15,707
Telecommunications–0.01%
Goodman Networks, Inc., Series A-1 (Acquired 05/31/2017; Cost $1,253)(d)	125,268	93,951
Utilities–0.01%
Genie Energy Ltd.	7,632	63,956
Total Preferred Stocks (Cost $424,749)		325,253

Money Market Funds–1.29%
Invesco Government & Agency Portfolio,Institutional Class, 2.30%(o)	3,892,374	3,892,374
Invesco Liquid Assets Portfolio,Institutional Class, 2.43%(o)	2,779,433	2,780,267
Invesco Treasury Portfolio,Institutional Class, 2.28%(o)	4,448,427	4,448,427
Total Money Market Funds (Cost $11,121,068)		11,121,068
TOTAL INVESTMENTS IN SECURITIES(p)–151.32% (Cost $1,341,872,748)		1,299,186,197
BORROWINGS–(31.83)%		(273,250,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(14.56)%		(125,000,000)
OTHER ASSETS LESS LIABILITIES–(4.93)%		(42,345,683)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$858,590,514
Investment Abbreviations:
CHF	– Swiss Franc
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REGS	– Regulation S
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(e)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 5.
(f)	This variable rate interest will settle after May 31, 2019, at which time the interest rate will be determined.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2019 was $1,583,999, which represented less than 1% of the Trust’s Net Assets.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $94,524,760, which represented 11.01% of the Trust’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of May 31, 2019 represented less than 1% of the Trust’s Net Assets. See Note 4.
(o)	The money market fund and the Trust are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(p)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/17/2019	Barclays Bank PLC	EUR	11,748,811	USD	13,293,145	$153,668
06/17/2019	Barclays Bank PLC	GBP	4,594,446	USD	6,021,573	209,188
06/17/2019	Barclays Bank PLC	USD	472,431	CHF	473,615	1,182
06/17/2019	Citibank N.A.	EUR	537,392	USD	604,278	3,276
06/17/2019	Citibank N.A.	GBP	4,594,446	USD	6,021,495	209,110
06/17/2019	Goldman Sachs International	CHF	236,805	USD	237,518	714
06/17/2019	Goldman Sachs International	GBP	97,801	USD	126,870	3,143
06/17/2019	J.P. Morgan Chase Bank, N.A.	CHF	236,810	USD	237,505	697
06/17/2019	J.P. Morgan Chase Bank, N.A.	EUR	11,748,811	USD	13,298,949	159,472
06/17/2019	Toronto Dominion Bank	EUR	11,748,811	USD	13,262,081	122,604
07/16/2019	Bank of America Merrill Lynch	EUR	8,932,116	USD	10,091,504	77,624
07/16/2019	Barclays Bank PLC	GBP	3,099,412	USD	4,037,036	110,196
07/16/2019	Citibank N.A.	GBP	3,094,561	USD	4,030,688	109,993
07/16/2019	Goldman Sachs International	EUR	8,932,116	USD	10,086,994	73,113
07/16/2019	J.P. Morgan Chase Bank, N.A.	EUR	8,932,116	USD	10,060,349	46,469
07/16/2019	J.P. Morgan Chase Bank, N.A.	GBP	3,094,561	USD	4,030,780	110,085
07/16/2019	J.P. Morgan Chase Bank, N.A.	USD	1,017,394	EUR	911,660	4,677
07/16/2019	Morgan Stanley Capital Service	EUR	4,987,359	USD	5,616,889	25,513
07/16/2019	Royal Bank of Canada	EUR	8,932,116	USD	10,102,411	88,530
Subtotal—Appreciation						1,509,254
Currency Risk
06/17/2019	Bank of America Merrill Lynch	USD	10,079,649	EUR	8,943,947	(77,038)
06/17/2019	Barclays Bank PLC	USD	4,025,961	GBP	3,095,564	(109,796)
06/17/2019	Citibank N.A.	USD	4,025,951	GBP	3,095,565	(109,784)
06/17/2019	Goldman Sachs International	USD	10,075,088	EUR	8,943,947	(72,477)
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/17/2019	J.P. Morgan Chase Bank, N.A.	USD	4,026,026	GBP	3,095,564	$(109,861)
06/17/2019	J.P. Morgan Chase Bank, N.A.	USD	10,048,524	EUR	8,943,947	(45,914)
06/17/2019	Royal Bank of Canada	USD	10,099,627	EUR	8,951,984	(88,027)
07/16/2019	Barclays Bank PLC	CHF	475,284	USD	475,434	(1,168)
Subtotal—Depreciation						(614,065)
Total Forward Foreign Currency Contracts						$895,189

Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Senior Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective
Invesco Senior Income Trust

B.	Securities Transactions and Investment Income — (continued)
securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.
F.	Forward Foreign Currency Contracts — The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Industry Focus — To the extent that the Trust invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead,
Invesco Senior Income Trust

H.	Bank Loan Risk — (continued)
the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Other Risks — The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
J.	Leverage Risk — The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.
During the three months ended May 31, 2019, there were transfers from Level 2 to Level 3 of $15,325,656 due to third-party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $12,943,802, due to third-party vendor quotations utilizing more than one market quote.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$1,040,870,650	$109,432,806	$1,150,303,456
U.S. Dollar Denominated Bonds & Notes	—	79,016,966	—	79,016,966
Common Stocks & Other Equity Interests	16,960,623	11,534,386	9,675,895	38,170,904
Non-U.S. Dollar Denominated Bonds & Notes	—	16,624,248	—	16,624,248
Structured Products	—	3,624,302	—	3,624,302
Preferred Stocks	63,956	164,101	97,196	325,253
Money Market Funds	11,121,068	—	—	11,121,068
Investments Matured	—	—	517,753	517,753
Total Investments in Securities	28,145,647	1,151,834,653	119,723,650	1,299,703,950
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,509,254	—	1,509,254
Invesco Senior Income Trust

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Forward Foreign Currency Contracts	$—	$(614,065)	$—	$(614,065)
Total Other Investments	—	895,189	—	895,189
Total Investments	$28,145,647	$1,152,729,842	$119,723,650	$1,300,599,139

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2019:
	Value February 28, 2019	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value May 31, 2019
Variable Rate Senior Loan Interests	$ 65,361,351	$ 46,777,279	$ (2,351,803)	$ 12,626	$ 31,553	$ 43,960	$ 12,086,508	$ (12,528,668)	$ 109,432,806
Common Stocks & Other Equity Interests	5,869,027	1,253,915	-	-	-	(323,214)	3,142,907	(266,740)	9,675,895
Preferred Stocks	248,407	-	-	-	-	(2,817)	-	(148,394)	97,196
Investments Matured	421,512	-	-	-	-	-	96,241	-	517,753
Total	$ 71,900,297	$ 48,031,194	$ (2,351,803)	$ 12,626	$ 31,553	$ (282,071)	$ 15,325,656	$ (12,943,802)	$ 119,723,650
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
NOTE 3—Derivative Investments
The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of May 31, 2019:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$1,509,254
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$1,509,254
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(614,065)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(614,065)
Effect of Derivative Investments for the three months ended May 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$884,539
Invesco Senior Income Trust

Location of Gain on Statement of Operations
Currency Risk
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	$736,076
Total	$1,620,615
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$161,753,817
NOTE 4—Investments in Other Affiliates
The Investment Company Act of 1940, as amended (the "1940 Act"), defines an "affiliated person" as an issuance in which a trust holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the three months ended May 31, 2019.
	Value 02/28/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 05/31/19	Dividend Income
Cygnus Business Media, Inc.,Common Shares	$0	$–	$–	$–	$–	$0	$–
NOTE 5—Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of May 31, 2019. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.
Borrower	Type	Principal Amount (a)		Value
AMCP Clean Acquisition Co., LLC	Delayed Draw Term Loan		$115,598	$ 115,309
Claire’s Stores, Inc.	Revolver Loan		18,497	18,497
Dentalcorp Perfect Smile ULC	Delayed Draw Second Lien Term Loan		54,987	54,299
Fieldwood Energy LLC	Revolver Loan		13,346,600	13,213,134
Heartland Dental, LLC	Delayed Draw Term Loan		33,170	32,175
IAP Worldwide Services	Revolver Loan		1,614,903	1,614,903
Mavis Tire Express Services Corp.	Delayed Draw Term Loan		209,817	206,539
National Vision, Inc.	Revolver Loan		1,532,982	1,410,344
Pacific Gas and Electric Co.	Delayed Draw Term Loan		1,020,913	1,020,913
Transtar Holding Co.	Term Loan		160,277	160,277
Unilabs Diagnostics AB	Revolver Loan	EUR	942,706	1,038,769
				$ 18,885,159
(a) Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Abbreviations:
EUR - Euro
NOTE 6—Senior Loan Participation Commitments
The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.
At the three months ended May 31, 2019, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.
Selling Participant	Principal Amount	Value
Goldman Sachs Lending Partners LLC	$1,532,982	$1,410,344
Invesco Senior Income Trust